Investment Strategy - NPF Core Equity ETF	Sep. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that aims to provide current income and long-term capital appreciation primarily through exposure to U.S. equity markets.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund defines equity securities as common stock, American Depositary Receipts (“ADRs”), and ETFs that primarily invest in any of the preceding. Most of the Fund’s investments are equity securities of U.S. companies, and the Fund may invest small, mid, and large cap companies. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund may also invest in equity securities of non-U.S. companies based on the adviser’s view of macroeconomic trends and forecasts.

In constructing the Fund’s portfolio, the adviser employs a bottom-up selection process. The adviser conducts fundamental research and analysis on various aspects of a company including but not limited to its cash flows, balance sheet, capital allocation policies, competitive advantages, industry structure, and quality of management team. Suitable investments for the Fund are those the adviser believes have stable cash flows, strong balance sheets, disciplined capital allocation policies, durable competitive advantages, and high-quality management. Whether the adviser perceives a company’s management as “high-quality” is a qualitative judgement examining factors such as compensation philosophy, track record in diverse macro environments, and governance policies, among others. The adviser may evaluate a potential investment by reviewing publicly available filings and reports and/or interacting with management of a company.

If a company exhibits suitable investment characteristics, the adviser examines whether the company’s equity is selling at what it believes is a reasonable price relative to the adviser’s estimate of the company’s intrinsic value. Ultimately, the security selection process is designed to result in a portfolio of what the adviser considers high-quality companies. In other words, the “high quality companies” in the portfolio are those the adviser believes trade a reasonable price relative to their intrinsic value and exhibit characteristics such as stable cash flows, strong balance sheets, disciplined capital allocation policies, durable competitive advantages, and high-quality management. The adviser anticipates that the security selection process will identify approximately 30-75 companies for inclusion in the Fund’s portfolio, but the Fund may own fewer or more companies at the adviser’s discretion.

The adviser regularly reviews each company in the Fund’s portfolio to confirm it remains a high-quality company. The Fund may decrease or increase its position in a company based on such evaluation. The Fund may also sell a security if its current market price exceeds the adviser’s estimate of the company’s intrinsic value, or the quality of a company is less compelling than that of another company. Additionally, the adviser considers the Fund’s allocations to various sectors and industries when determining whether to increase or decrease positions.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.